SCHEDULE OF INTANGIBLE ASSETS SUBJECT TO AMORTIZATION (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross	$ 179,440	$ 150,340
Finite-lived intangible assets, accumulated amortization	(53,117)	(39,964)
Finite-lived intangible assets, net	126,323	110,376
Customer Contracts And Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross	153,500	124,400
Finite-lived intangible assets, accumulated amortization	(42,383)	(31,685)
Finite-lived intangible assets, net	111,117	92,715
Trademarks and Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross	25,940	25,940
Finite-lived intangible assets, accumulated amortization	(10,734)	(8,279)
Finite-lived intangible assets, net	$ 15,206	$ 17,661